SHAREHOLDERS' EQUITY (Details 1B) - Stock Unit1 [Member] - shares	9 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2014
Stock Units, Outstanding Beginning Balance	8,270,239	6,311,250
Stock Units, Granted	11,046,862	1,801,985
Stock Units, Exercised	(500,000)
Stock Units, Cancelled	(570,000)
Stock Units, Outstanding Ending Balance	18,247,101	8,270,239
Stock Units, Vested	13,459,600	6,496,562